OTHER FINANCIAL ASSETS (Details Textual) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Disclosure of financial assets [abstract]
Gains (losses) on available-for-sale financial assets	$ (19.3)	$ (9.9)
Other comprehensive income, net of tax, available-for-sale financial assets	56.1	27.9
Loss on marketable securities designated fair value through profit or loss	$ (1.6)	$ (3.9)